Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000240326 | 38618932Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000240326 | 38618972NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240326 | 38618645Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240326 | 38618632Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240326 | 38618657Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240326 | 38618740Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240326 | 38618903Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240326 | 38619093Visa Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240326 | 38619061Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240326 | 38619121ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240326 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240326 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240326 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240326 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000240326 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240326 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240326 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000240326 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000240326 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000240327 | 38618932Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000240327 | 38618972NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240327 | 38618645Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240327 | 38618632Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240327 | 38618657Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240327 | 38618740Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240327 | 38618903Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240327 | 38619093Visa Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240327 | 38619061Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240327 | 38619121ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240327 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240327 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240327 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240327 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000240327 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240327 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240327 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000240327 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000240327 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000002470 | 38557058Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002470 | 38557100Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002470 | 38557148CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002470 | 38557375S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002470 | 38557112The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002470 | 38557281JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002470 | 38557238Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002470 | 38557217Cummins Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002470 | 38557290Mastercard Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002470 | 38557386The Charles Schwab Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002470 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002470 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002470 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002470 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000002470 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002470 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000002470 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002470 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000002470 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000002470 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002470 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156024 | 38557058Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156024 | 38557100Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156024 | 38557148CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156024 | 38557375S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156024 | 38557112The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156024 | 38557281JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156024 | 38557238Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156024 | 38557217Cummins Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156024 | 38557290Mastercard Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156024 | 38557386The Charles Schwab Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156024 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156024 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156024 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156024 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000156024 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000156024 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000156024 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156024 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000156024 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000156024 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156024 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002468 | 38557123The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002468 | 38557323Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002468 | 38557316KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002468 | 38557179CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002468 | 38557167Cboe Global Markets Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002468 | 38557414TransUnion
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002468 | 38557528Brookfield Renewable Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002468 | 38557240Ferguson Enterprises Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002468 | 38557264Hubbell Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002468 | 38557407Synopsys Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002468 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002468 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002468 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002468 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000002468 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000002468 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002468 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002468 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000002468 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002468 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000156023 | 38557123The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000156023 | 38557323Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156023 | 38557316KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000156023 | 38557179CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156023 | 38557167Cboe Global Markets Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156023 | 38557414TransUnion
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156023 | 38557528Brookfield Renewable Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156023 | 38557240Ferguson Enterprises Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156023 | 38557264Hubbell Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156023 | 38557407Synopsys Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156023 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156023 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156023 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156023 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000156023 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000156023 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000156023 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000156023 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000156023 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156023 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002467 | 38556259Hilton Worldwide Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002467 | 38556125BILL Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002467 | 38556510Teradyne Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002467 | 38556467Rockwell Automation Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002467 | 38556238WW Grainger Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002467 | 38556359Monolithic Power Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002467 | 38556171Cloudflare Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002467 | 38556195Datadog Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002467 | 38556281IDEXX Laboratories Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002467 | 38556500StandardAero Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002467 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002467 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002467 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000002467 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002467 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000002467 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000002467 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000002467 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156022 | 38556259Hilton Worldwide Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156022 | 38556125BILL Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156022 | 38556510Teradyne Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156022 | 38556467Rockwell Automation Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156022 | 38556238WW Grainger Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156022 | 38556359Monolithic Power Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156022 | 38556171Cloudflare Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156022 | 38556195Datadog Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156022 | 38556281IDEXX Laboratories Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156022 | 38556500StandardAero Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156022 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156022 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156022 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000156022 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156022 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000156022 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000156022 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000156022 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259717 | 38619460NEC Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000259717 | 38619562Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259717 | 38619661Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259717 | 38619700Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259717 | 38619740Willis Towers Watson plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259717 | 38619687CaixaBank SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259717 | 38619840Siemens Energy AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259717 | 38619827NatWest Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259717 | 38619520RELX plc, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259717 | 38619813Tesco plc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259717 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000259717 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259717 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259717 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259717 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259717 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259717 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259717 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259717 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259717 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259717 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259717 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000259717 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000259717 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259717 | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000259717 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259717 | Germany
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000259717 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000259718 | 38619460NEC Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000259718 | 38619562Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259718 | 38619661Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259718 | 38619700Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259718 | 38619740Willis Towers Watson plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259718 | 38619687CaixaBank SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259718 | 38619840Siemens Energy AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259718 | 38619827NatWest Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259718 | 38619520RELX plc, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259718 | 38619813Tesco plc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259718 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000259718 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259718 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259718 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259718 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259718 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259718 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259718 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259718 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259718 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259718 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259718 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000259718 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000259718 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259718 | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000259718 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259718 | Germany
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000259718 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	25.10%